Revenues (Details) - Schedule of Breakdown of Company’s Revenue by Major Customers - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Schedule of Breakdown of Company’s Revenue by Major Customers [Line Items]
Revenue from customer	$ 3,399	$ 7,753
Customer B [Member]
Schedule of Breakdown of Company’s Revenue by Major Customers [Line Items]
Revenue from customer	2,312	8,109
Customer C [Member]
Schedule of Breakdown of Company’s Revenue by Major Customers [Line Items]
Revenue from customer	$ 2,429